EQUITY	2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2024	Mar. 31, 2025	May 31, 2025	Mar. 31, 2025	Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
EQUITY

3. EQUITY

The Company’s authorized share capital is 500,000,000 ordinary shares, par value of $0.0001 each. On October 4, 2024, the Company issued one (1) ordinary share to Appleby Global Services (Cayman) Limited, on the same day, the one (1) ordinary share was transferred from Appleby Global Services (Cayman) Limited to XXW Investment Limited. As of November 30, 2024 the Company had one outstanding ordinary share.

3. EQUITY

The Company’s authorized share capital is 500,000,000 ordinary shares, par value of $0.0001 each. On October 4, 2024, the Company issued one (1) ordinary share to Appleby Global Services (Cayman) Limited, on the same day, the one (1) ordinary share was transferred from Appleby Global Services (Cayman) Limited to XXW Investment Limited. As of November 30, 2024 the Company had one outstanding ordinary share.

Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
EQUITY

(12) Shareholders’ equity

Ordinary shares

The Company was incorporated in the Cayman Islands as an exempted company with limited liability on July 25, 2018, with an authorized share capital of $50,000 with a par value of $1.00 each.

On July 25, 2018, 10,000 shares were issued to GZY Group Limited, SHIMF Investment Limited, Depth-way Corporation and Star Sparkling Limited for US$10,000 with a par value of $1.00 each.

On March 18, 2020, 1,111 shares were issued to Petrochemical Engineering (Hong Kong) Limited for RMB10,000,000 ($1,419,507) with a par value of $1.00 each, of which were capital for $1,111 and additional paid-in capital for $1,418,396.

On July 23, 2021, 556 shares were issued to Wishluck Limited for RMB10,000,000 ($1,543,234) with a par value of $1.00 each, of which were capital for $556 and additional paid-in capital for $1,542,678.

On August 26, 2021, as part of reorganization, Maius Pharmaceutical (Hong Kong) Co., Ltd. paid RMB2,060,221($314,364) which was part of acquisition consideration to the original shareholders of ShangHai Maius Pharmaceutical Co., Ltd for the shares transfer. The payment was reflected as a reduction of additional paid-in capital.

On February 27, 2023, 1,236 shares were issued to WONG, KIN HONG for RMB 20,769,230.77($2,985,286) with par value of $1.00 each, of which were capital for $1,236 and additional paid-in capital for $2,984,050.

On February 27, 2023, 824 shares were issued to ELITE RAINBOW LIMITED for $30,741, with a par value of $1.00, of which $824 were capital and $29,917 additional paid-in capital. The $30,741 was received in January 2024. ELITE RAINBOW LIMITED, acting as the financial advisor responsible for the company’s listing, has covered all associated listing expenses on behalf of the company. The fair value of the 824 shares is RMB 13,846,154 ($1,990,191). The Company recorded the difference between the fair value of the shares and the consideration paid by the financial advisor as compensation of $1,959,450.

On December 9, 2024, 892 shares were issued to Wishluck Limited for RMB15,000,000($2,087,102). with a par value of $1.00 each, of which were capital for $892 and additional paid-in capital for $2,086,210.

Subscription receivables

Subscription receivables were to $2,939,179 and $2,939,179 as of March 31, 2025 and September 30, 2024, respectively. On February 27, 2023, the Company issued 1,236 shares to WONG, KIN HONG at RMB 20,769,231 ($2,985,286). While $46,197 was received from WONG, KIN HONG in September 2023, the balance of $2,939,179 remained unpaid. In December 2024, WONG, KIN HONG transferred these shares to Baian Investment Group Limited. As of March 31, 2025, the subscription receivables primarily relate to this unpaid capital contribution from Baian Investment Group Limited. The unpaid amount is recorded as “Subscription receivables” and presented as a contra-equity item in the consolidated balance sheets.

(11) Shareholders’ equity

Ordinary shares

The Company was incorporated in the Cayman Islands as an exempted company with limited liability on July 25, 2018, with an authorized share capital of $50,000 with a par value of $1.00 each.

On July 25, 2018, 10,000 shares were issued to GZY Group Limited, SHIMF Investment Limited, Depth-way Corporation and Star Sparkling Limited for US$10,000.

On March 18, 2020, 1,111 shares were issued to Petrochemical Engineering (Hong Kong) Limited for RMB10,000,000 ($1,419,507), of which were capital for $1,111 and additional paid-in capital of $1,418,396.

On July 23, 2021, 556 shares were issued to Wishluck Limited for RMB10,000,000 ($1,543,234), of which $556 were capital and additional paid-in capital of $1,542,678.

On August 26, 2021, as part of reorganization, Maius Pharmaceutical (Hong Kong) Co., Ltd. paid RMB2,060,221($314,364) which was part of acquisition consideration to the original shareholders of ShangHai Maius Pharmaceutical Co., Ltd for the shares transfer. The payment was reflected as a reduction of additional paid-in capital.

On February 27, 2023, 1,236 shares were issued to WONG, KIN HONG for RMB 20,769,231 ($2,985,286) with par value of $1.00 each, of which were capital $1,236 and additional paid-in capital of $2,984,050.

On February 27, 2023, 824 shares were issued to ELITE RAINBOW LIMITED for $30,741, $1.00 each, of which $824 were capital and $29,917 additional paid-in capital. The $30,741 was received in January 2024. ELITE RAINBOW LIMITED, acting as the financial advisor responsible for the Company’s listing, covered all associated listing expenses For the Company. The FV of the 824 shares is RMB 13,846,154 ($1,990,191). The Company recorded the difference between the FV of the shares and the consideration paid by the financial advisor as compensation of $1,959,450.

MAIUS PHARMACEUTICAL CO., LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024 AND 2023

Subscription receivables

Subscription receivables were to $2,939,179 and $2,969,955 as of September 30, 2024 and 2023, respectively. On February 27, 2023, the Company issued 1,236 shares to WONG, KIN HONG at RMB 20,769,231 ($2,985,286). While $46,197 was received from WONG, KIN HONG in September 2023, the balance of $2,939,179 remained unpaid. In December 2024, WONG, KIN HONG transferred these shares to Baian Investment Group Limited. As of September 30, 2024, the subscription receivables primarily relate to this unpaid capital contribution from Baian Investment Group Limited. The unpaid amount is recorded as “Subscription receivables” and presented as a contra-equity item in the consolidated balance sheets.

DT Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
EQUITY

NOTE 6 – SHAREHOLDERS’ DEFICIT

Ordinary shares

The Company is authorized to issue 500,000,000 ordinary shares at par value of $0.0001. Holders of the Company’s ordinary shares are entitled to one vote for each share.

As of March 31, 2025 and December 31, 2024, 2,063,000 and 2,063,000 Ordinary Shares were issued and outstanding excluding 5,031,633 and 6,900,000 shares subject to possible redemption, respectively, so that the initial shareholders will own 20% of the issued and outstanding shares after the Initial Public Offering (excluding the sale of the Private Units and assuming the initial shareholders do not purchase any Units in the Initial Public Offering). As a result of the underwriters’ full exercise of their over-allotment option on February 23, 2024, no Founder Shares are currently subject to forfeiture.

Rights — Each holder of a right will receive one-seventh (1/7) ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination as the consideration related thereto has been included in the Unit purchase price paid for by investors in the Initial Public Offering. If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per share consideration the holders of the ordinary shares will receive in the transaction on an as-converted into ordinary share basis and each holder of a right will be required to affirmatively convert its rights in order to receive 1/7 share underlying each right (without paying additional consideration). The shares issuable upon exchange of the rights will be freely tradable (except to the extent held by affiliates of the Company).

NOTE 6 – SHAREHOLDERS’ DEFICIT

Ordinary shares

The Company is authorized to issue 500,000,000 ordinary shares at par value of $0.0001. Holders of the Company’s ordinary shares are entitled to one vote for each share.

As of December 31, 2024 and 2023, 2,063,000 and 1,725,000 Ordinary Shares were issued and outstanding excluding 6,900,000 and 0 shares subject to possible redemption, respectively, so that the initial shareholders will own 20% of the issued and outstanding shares after the Initial Public Offering (excluding the sale of the Private Units and assuming the initial shareholders do not purchase any Units in the Initial Public Offering). As a result of the underwriters’ full exercise of their over-allotment option on February 23, 2024, no Founder Shares are currently subject to forfeiture.

DT CLOUD ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

Rights — Each holder of a right will receive one-seventh (1/7) ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination as the consideration related thereto has been included in the Unit purchase price paid for by investors in the Initial Public Offering. If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per share consideration the holders of the ordinary shares will receive in the transaction on an as-converted into ordinary share basis and each holder of a right will be required to affirmatively convert its rights in order to receive 1/7 share underlying each right (without paying additional consideration). The shares issuable upon exchange of the rights will be freely tradable (except to the extent held by affiliates of the Company).